Environmental Liabilities - Schedule of Estimated Future Environmental Expenditures (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013
Environmental Expense And Liabilities [Abstract]
2014	27
2015	28
2016	35
2017	23
2018	22
Thereafter	170
Total	305